Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Deposits in banks	₩ 184,082	₩ 169,877
Cash and cash equivalents	₩ 184,082	₩ 169,877	₩ 99,105	₩ 110,632